MFS(R)
INVESTMENT MANAGEMENT

                                                               SEMIANNUAL REPORT
                                                                OCTOBER 31, 2002

MFS(R) RESEARCH BOND FUND J

--------------------------------------------------------------------------------
NOT FDIC INSURED                  MAY LOSE VALUE           NO BANK GUARANTEE
           NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) RESEARCH BOND FUND J

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IX, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              LAWRENCE T. PERERA (born 06/23/35) Trustee
Chairman                                                 Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
JOHN W. BALLEN* (born 09/12/59) Trustee and              Private investor; Harvard University Graduate
President                                                School of Business Administration, Class of 1961,
Massachusetts Financial Services Company, Chief          Adjunct Professor in Entrepreneurship Emeritus;
Executive Officer and Director                           CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
KEVIN J. PARKE* (born 12/14/59) Trustee
Massachusetts Financial Services Company, Chief          J. DALE SHERRATT (born 09/23/38) Trustee
Investment Officer, President and Director               Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           (investor in health care companies), Managing
Brigham and Women's Hospital, Chief of Cardiac           General Partner (since 1993); Cambridge
Surgery; Harvard Medical School, Professor of            Nutraceuticals (professional nutritional
Surgery                                                  products), Chief Executive Officer (until May
                                                         2001); Paragon Trade Brands, Inc. (disposable
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       consumer products), Director
Trustee
Edmund Gibbons Limited (diversified holding              ELAINE R. SMITH (born 04/25/46) Trustee
company), Chief Executive Officer; Colonial              Independent health care industry consultant
Insurance Company Ltd., Director and Chairman;
Bank of Butterfield, Chairman (until 1997)               WARD SMITH (born 09/13/30) Trustee
                                                         Private investor; Sundstrand Corporation
WILLIAM R. GUTOW (born 09/27/41) Trustee                 (manufacturer of highly engineered products for
Private investor and real estate consultant;             industrial and aerospace applications), Director
Capitol Entertainment Management Company (video          (until June 1999)
franchise), Vice Chairman

J. ATWOOD IVES (born 05/01/36) Trustee

Private investor; KeySpan Corporation (energy related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 9/12/59) Trustee and President      July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and General Manager
Executive Officer and Director                           (prior to September 2000)

JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Secretary and Assistant Clerk                            Massachusetts Financial Services Company, Vice
Massachusetts Financial Services Company, Senior         President
Vice President and Associate General Counsel
                                                         JAMES O. YOST (born 06/12/60) Assistant Treasurer
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Massachusetts Financial Services Company, Senior
Clerk                                                    Vice President
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").

  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc. P.O. Box 2281 Boston, MA
500 Boylston Street                                      02107-9906 For general information, call toll
Boston, MA 02116-3741                                    free: 1-800-225-2606 any business day from 8 a.m.
                                                         to 8 p.m. Eastern time
DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street                                      For service to speech- or hearing- impaired
Boston, MA 02116-3741                                    individuals, call toll free: 1-800-637-6576 any
                                                         business day from 9 a.m. to 5 p.m. Eastern time.
DIRECTOR OF FIXED INCOME RESEARCH                        (To use this service, your phone must be equipped
Michael W. Roberge+                                      with a Telecommunications Device for the Deaf).

CUSTODIAN                                                For share prices, account balances, exchanges or
State Street Bank and Trust Company                      stock and bond outlooks, call toll free:
225 Franklin Street, Boston, MA 02110                    1-800-MFS-TALK (1-800-637-8255) anytime from a
                                                         touch- tone telephone.
The Chase Manhattan Bank
One Chase Manhattan Plaza                                WORLD WIDE WEB
New York, NY 10081                                       www.mfs.com

INVESTOR INFORMATION
For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).


+ MFS Investment Management

MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker/dealer, bank, investment adviser, or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-255-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1)MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholders,
As I write this in mid-November, the Dow Jones Industrial Average has just recorded its second-best October ever(1) -- a hopeful sign in what has been a bad year for investors in stocks and corporate bonds. Other types of bonds that have had a great run so far in 2002 have demonstrated the value of diversification. In our view, signals on the future direction of the economy and the market remain decidedly mixed.

A RELAY RACE
In mid-November, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. But at this point, the near-term direction of consumer spending or corporate spending and profits is difficult to predict. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM
Optimists would point out that wages, according to the U.S. Labor Department, have been rising over the past year. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. Perhaps the next good signal of consumer sentiment will be the level of retail sales over the holiday season -- which should become clear about the time this letter reaches your mailbox.

In the corporate arena, our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward in 2003. A hopeful sign is that business spending in the third quarter of 2002 eked out its first increase in two years, according to a preliminary report from the U.S. Commerce Department.

Pessimists, however, would counter that the outlook for corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, and that the situation with Iraq adds to market uncertainty. They would also point out that consumer confidence dropped to a nine-year low in October, according to the Conference Board. (Optimists, however, would question the value of confidence readings that have dropped while consumer spending has remained strong.)

STAYING THE COURSE
With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors. We would also point out that history has shown that the market and the economy have been cyclical; downturns have usually been followed by upturns.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    November 15, 2002

(1) Source: The Wall St. Journal, November 1, 2002. The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It is not possible to invest directly in an index.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PERFORMANCE RE-CAP

Dear Shareholders,
The fund commenced investment operations on October 17, 2002. From that date through the end of the period, the fund provided a total return of 5.18%, including the reinvestment of any dividends and capital gains distributions but excluding the effects of any sales charges.

The fund invests in the MFS(R) Research Bond Fund. For information about holdings, market outlooks, and more specific investment strategies of the overall portfolio, please refer to the Management Review and Outlook section of the attached MFS(R) Research Bond Fund semiannual report dated October 31, 2002.

/s/ Michael W. Roberge

    Michael W. Roberge
    Director of Fixed Income Research

The committee of MFS fixed-income research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Roberge.

PORTFOLIO MANAGEMENT

The portfolio is managed by a team of fixed income research analysts. Our analysts are supported by an investment staff of over 160 professionals utilizing MFS Original Research(R), a global, company-oriented, bottom-up process of selecting securities. Michael W. Roberge, Senior Vice President of MFS(R), monitors the overall investment process.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by the current prospectus.

PERFORMANCE SUMMARY

Currently, the fund offers only Class B shares.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RATES OF RETURN THROUGH OCTOBER 31, 2002

CLASS B
                                                      6 Months         1 Year        3 Years          Life*
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          +5.18%         +4.50%        +30.59%        +28.97%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge        --           +4.50%        + 9.30%        + 6.88%
-------------------------------------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge        --           +0.55%        + 8.46%        + 6.45%
-------------------------------------------------------------------------------------------------------------
*For the period from the commencement of the fund's investment operations, October 17, 2002, through October 31, 2002.

NOTES TO PERFORMANCE SUMMARY

Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

The Research Bond Fund J ("the fund") commenced investment operations with the offering of Class B shares on or about October 17, 2002, and the Research Bond Fund ("the portfolio") commenced investment operations on January 4, 1999, with the offering of Class A shares and subsequently offered Class B and Class C shares on December 29, 2000. The investment performance of Class B shares of the fund reflects the investment performance of Class B shares of the portfolio for periods prior to the fund's commencement of investment operations. In addition, the performance of Class B shares of the fund includes the performance of Class A shares of the portfolio for periods prior to the offering of Class B and Class C shares by the portfolio. The performance of Class B shares of the fund has been adjusted to take into account any differences in the sales charges of Class B shares of the portfolio, but has not been adjusted to take into account differences in operating expenses between the fund and the portfolio. Because the operating expenses of Class B shares of the fund are higher than those of Class B shares of the portfolio, the performance of Class B shares of the fund is higher than it would have been had the fund commenced investment operations at the same time as the portfolio.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

Investments in lower-rated securities may provide greater returns but may have greater-than-average risk.

As a nondiversified portfolio, the portfolio invests in a limited number of companies and may have more risk because a change in one security's value may have a more significant effect on the portfolio's net asset value. An investment in the portfolio is not a complete investment program.

The portfolio may invest in mortgage-backed securities, which are subject to unique interest and maturity risks. When interest rates fall, mortgages may be paid early through refinancing, which may shorten the expected maturity of these securities. Alternatively, when interest rates rise, mortgages are not likely to be paid early, which may lengthen the expected maturity of these securities. Therefore, during times of fluctuating interest rates, these factors may cause the value of mortgage-backed securities to increase or decrease more than those of other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for details.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
OCTOBER 31, 2002
-------------------------------------------------------------------------------
Assets:
  Investments in MFS Research Bond Fund, at value (identified
    cost, $32,070,588)                                           $32,504,732
  Receivable for fund shares sold                                  8,166,967
  Dividends receivable                                                21,188
                                                                 -----------
      Total assets                                               $40,692,887
                                                                 -----------
Liabilities:
  Payable to custodian                                                $4,272
  Distribution payable                                                30,394
  Payable for investments purchased                                8,166,967
  Payable to affiliates -
    Distribution and service fee                                         763
    Reimbursement fee                                                     37
                                                                 -----------
      Total liabilities                                           $8,202,433
                                                                 -----------
Net assets                                                       $32,490,454
                                                                 ===========
Net assets consist of:
  Paid-in-capital                                                $32,064,610
  Unrealized appreciation on investments                             434,144
  Accumulated net realized gain on investments                         5,978
  Accumulated distributions in excess of net investment
   income                                                            (14,278)
                                                                 -----------
      Total                                                      $32,490,454
                                                                 ===========
Shares of beneficial interest outstanding                         3,195,380
                                                                  =========
Class B shares:
  Net asset value and offering price per share
    (net assets / shares of beneficial interest outstanding)       $10.17
                                                                   ======

See notes to financial statements.

Statements of Operations (Unaudited)
-------------------------------------------------------------------------------
PERIOD ENDED OCTOBER 31, 2002*
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividend income from underlying fund                             $21,188
                                                                     -------

  Expenses -
    Management fee                                                   $ 2,373
    Distribution and service fee (Class B)                             4,831
    Auditing fees                                                      7,250
    Printing                                                           1,777
    Legal fees                                                         1,572
    Custodian fee                                                         70
    Miscellaneous                                                        250
                                                                     -------
      Total expenses                                                 $18,123
    Fees paid indirectly                                                  (4)
    Reduction of expenses by investment adviser                      (13,047)
                                                                     -------
      Net expenses                                                   $ 5,072
                                                                     -------
        Net investment income                                        $16,116
                                                                     -------
Realized and unrealized gain on investments:
  Realized gain (identified cost basis) on
   investment transactions                                          $  5,978
  Change in unrealized appreciation on investments                   434,144
                                                                    --------
        Net realized and unrealized gain on investments             $440,122
                                                                    --------
          Increase in net assets from operations                    $456,238
                                                                    ========
----------
* For the period from the commencement of the fund's investment operations, October 17, 2002, through October 31, 2002.

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited)
-------------------------------------------------------------------------------
PERIOD ENDED OCTOBER 31, 2002*
-------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                            $    16,116
  Net realized gain on investments                       5,978
  Net unrealized gain on investments                   434,144
                                                   -----------
      Increase in net assets from operations       $   456,238
                                                   -----------

Distributions declared to shareholders -
  From net investment income (Class B)             $   (30,394)
                                                   -----------
Net increase in net assets from fund
 share transactions                                $32,064,610
                                                   -----------
      Total increase in net assets                 $32,490,454
Net assets:
  At beginning of period
                                                        --
                                                   -----------
  At end of period (accumulated distributions
   in excess of net investment income $14,278)     $32,490,454
                                                   ===========
----------
*For the period from the commencement of the fund's investment operations, October 17, 2002, through October 31, 2002.

See notes to financial statements.

Financial Highlights (Unaudited)
-------------------------------------------------------------------------------
PERIOD ENDED OCTOBER 31, 2002*
-------------------------------------------------------------------------------
                                                            CLASS B
-------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value - beginning of period                        $10.00
                                                             ------
Income from investment operations# -
  Net investment income(S)                                   $ 0.01
  Net realized and unrealized gain on investments
   and foreign currency                                        0.17
                                                             ------
      Total from investment operations                       $ 0.18
                                                             ------
Less distributions declared to shareholders -
  From net investment income                                 $(0.01)
                                                             ------
Net asset value - end of period                              $10.17
                                                             ======
Total return                                                   1.80%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses(1)##                                                1.07%+
  Net investment income                                        3.40%+
Portfolio turnover(2)                                            76%
Net assets at end of period (000 Omitted)                   $32,490

(S) The investment adviser voluntarily agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees in excess of 0.05% of average daily net assets. In addition, the investment adviser voluntarily waived a portion of it's fees for the periods indicated. To the extent actual expenses were over these limitations and the waivers had not been in place, the net investment income per share and the ratios would have been:

      Net investment income                                 $ 0.00+++
      Ratios (to average net assets):
        Expenses(1)##                                         3.82%+
        Net investment income                                 0.65%+

* For the period from the commencement of the fund's investment operations, October 17, 2002, through October 31, 2002.
(1)  Reflect direct fund expenses only.
(2) Portfolio turnover rate is that of the MFS Research Bond Fund Portfolio. + Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Research Bond Fund J (the fund) is a non-diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund is a "fund of funds" which invests substantially all of its assets in the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund. The financial statements of the MFS Research Bond Fund, including the Portfolio of Investments, are provided separately with this report. The percentage of ownership of the MFS Research Bond Fund owned by the fund at October 31, 2002 was 12.22%.

Investment Valuations - Investment in the underlying fund is valued at the net asset value per share as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying fund are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for capital losses.

(3) Transactions with Affiliates
Investment Adviser -- The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of total expenses in the Statement of Operations.

The investment adviser has voluntarily agreed to pay the fund's operating expenses exclusive of management and distribution and service fees such that the fund's aggregate expenses do not exceed 0.05% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

              First $2 billion                    0.0175%
              Next $2.5 billion                   0.0130%
              Next $2.5 billion                   0.0005%
              In excess of $7 billion             0.0000%

Distributor - The Trustees have adopted a distribution plan for Class B, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to Class B shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                         CLASS B
------------------------------------------------------------------
Distribution Fee                                           0.75%
Service Fee                                                0.25%
                                                           -----
Total Distribution Plan                                    1.00%
                                                           -----

MFD retains the service fee for accounts not attributable to a securities dealer, which for the period, ended October 31, 2002, amounted to $0.

Fees incurred under the distribution plan during the period ended October 31, 2002, were as follows:

                                                         CLASS B
------------------------------------------------------------------
Total Distribution Plan                                    1.00%

A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended October 31, 2002, were $0.

(4) Portfolio Securities
Purchases and sales of shares of MFS Research Bond Fund aggregated $33,072,610 and $1,008,000, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                               $32,070,588
                                                             -----------
Gross unrealized appreciation                                $   434,144
Gross unrealized depreciation                                     --
                                                             -----------
    Net unrealized appreciation                              $   434,144
                                                             ===========

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class B shares
                                                  PERIOD ENDED OCTOBER 31, 2002*
                                                  -----------------------------
                                                      SHARES           AMOUNT
                                                  -----------------------------
Shares sold                                          3,295,380      $33,072,610
Shares reacquired                                     (100,000)      (1,008,000)
                                                     ---------      -----------
    Net increase                                     3,195,380      $32,064,610
                                                     =========      ===========
*For the period from the commencement of the fund's investment operations, October 17, 2002, through October 31, 2002.

MFS(R) RESEARCH BOND FUND J


MFS(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2002 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                              RBJ-3 12/02